Shareholder Fees {- Fidelity High Yield Factor ETF}	Dec. 30, 2020 USD ($)
10.31 Fidelity High Yield Factor ETF PRO-06 | Fidelity High Yield Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none